Accounts Receivable (FY) (Tables)	12 Months Ended
Sep. 30, 2019
OneWater LLC [Member]
Accounts Receivable [Abstract]
Accounts Receivable
Accounts Receivable consisted of the following at September 30:

	2019	2018
	($ in thousands)
Contracts in transit	$8,453	$5,449
Trade and other accounts receivable	1,544	3,519
Manufacturer receivable	5,297	1,921
Total accounts receivable	$15,294	$10,889